GOODWILL (Tables)	12 Months Ended
Dec. 31, 2023
Intangible Assets [Abstract]
Disclosure of reconciliation of changes in intangible assets and goodwill

	As of
US$ MILLIONS	Dec. 31, 2023	Dec. 31, 2022
Cost	$4,657	$3,629
Accumulated amortization	(958)	(782)
Total	$3,699	$2,847
The following table presents the change in the cost balance of intangible assets:

	For the year ended
US$ MILLIONS	Dec. 31, 2023	Dec. 31, 2022
Cost at beginning of the year	$3,629	$3,332
Acquisitions through business combinations(1)	710	—
Additions, net of disposals	36	81
Foreign currency translation	282	216
Cost at end of year	$4,657	$3,629

(1)See Note 4, Acquisition of Businesses, for additional information.

The following table presents the accumulated amortization for our company’s intangible assets:

	For the year ended
US$ MILLIONS	Dec. 31, 2023	Dec. 31, 2022
Accumulated amortization at beginning of year	$(782)	$(645)
Amortization	(113)	(101)
Foreign currency translation	(63)	(36)
Accumulated amortization at end of year	$(958)	$(782)
The following table presents the carrying amount for our company’s goodwill:

	As of
US$ MILLIONS	Dec. 31, 2023	Dec. 31, 2022
Balance at beginning of the year	$518	$489
Acquisitions through business combinations(1)	1,163	—
Foreign currency translation and other	45	29
Balance at end of the year	$1,726	$518

(1)See Note 4, Acquisition of Businesses, for additional information.

Disclosure of detailed information about intangible assets
Intangible assets are allocated to the following cash generating units:

	As of
US$ MILLIONS	Dec. 31, 2023	Dec. 31, 2022
Brazilian regulated gas transmission operation	$2,970	$2,816
Global intermodal logistics operation(1)	704	—
U.K. regulated distribution operation	25	31
Total	$3,699	$2,847

(1)See Note 4, Acquisition of Businesses, for additional information.
Goodwill is allocated to the following cash generating units or group of cash generating units:

	As of
US$ MILLIONS	Dec. 31, 2023	Dec. 31, 2022
Global intermodal logistics operation(1)	$1,163	$—
Brazilian regulated gas transmission operation	526	488
U.K. regulated distribution operation	37	30
Total	$1,726	$518

(1)See Note 4, Acquisition of Businesses, for additional information.